Investor | Harding Loevner Emerging Markets Portfolio
FUND SUMMARY Emerging Markets Portfolio The Investor Class of the Emerging Markets Portfolio is not currently available.
Investment Objective
The Emerging Markets Portfolio (the "Portfolio") seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Portfolio. There is no sales charge imposed on purchases of shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Investor Harding Loevner Emerging Markets Portfolio Investor Class
Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Harding Loevner Emerging Markets Portfolio Investor Class
Management Fees	[1]	1.16%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses	[1][2]	0.33%
Total Annual Portfolio Operating Expenses	[1]	1.74%
Fee Waiver and/or Expense Reimbursement	[1][3]	none
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][3]	1.74%
[1]	Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[2]	Other expenses have been estimated based on actual expenses of the Advisor Class during the fiscal year ended October 31, 2011.
[3]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.75% through December 31, 2012.

¡ Example:

This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class's operating expenses remain the same except that the example assumes that the fee waiver and expense reimbursement agreement pertains only through December 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Harding Loevner Emerging Markets Portfolio Investor Class	177	548	944	2,052

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in companies that are based in emerging and frontier markets. It may also invest in short-term or other debt securities. Emerging and frontier markets offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance in developing countries. Harding Loevner LP ("Harding Loevner"), the Portfolio's investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive, and whose shares are under-priced relative to their intrinsic value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry and currency. The Portfolio normally holds 50 - 80 investments across at least 15 countries. Emerging and frontier markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics. Emerging and frontier markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.

Factors bearing on whether a company is considered to be "based" in an emerging or frontier market may include: (1) it is legally domiciled in an emerging or frontier market; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in an emerging or frontier market; or (3) it has the principal exchange listing for its securities in an emerging or frontier market.

The Portfolio will invest broadly in equity and debt securities of companies domiciled in one of at least 15 countries with emerging or frontier markets, generally considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of the Portfolio's total assets will be denominated in at least three currencies other than the U.S. Dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, "Depositary Receipts") will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

The Portfolio invests at least 65% of its total assets in common stocks, preferred stock, rights and warrants issued by companies that are based in emerging or frontier markets, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies. The Portfolio also may invest up to 35% of its total assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging and frontier markets securities. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days' prior written notice.

The Portfolio also may invest in derivatives, including forward foreign currency exchange contracts and equity derivative securities such as participation notes; options on common stocks; and options, futures and options on futures on foreign common stock indices. Because some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities, and, in particular, participation notes, to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

¡	Market Risk: Investments in the Portfolio may lose value due to a general downturn in stock markets.

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Currency Risk:  Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio's investments. Because the Portfolio's net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio's holdings rise.

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Foreign Investment Risk:  Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer.

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Emerging and Frontier Market Risk:  Emerging and frontier market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries.

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Debt Securities Risk:  Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.

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Participation Notes Risk:  Participation notes are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market. In addition, participation notes involve counterparty risk, because the Portfolio has no rights against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer of the participation note.

Portfolio Performance

The Investor Class of the Portfolio has not yet been in operation for a calendar year. Accordingly, the performance information shown below is for the Advisor Class of the Portfolio which is not offered in this Prospectus but would have substantially similar annual returns as the Investor Class because both classes of shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Advisor Class does not reflect the 0.25% distribution fee or 0.25% shareholder servicing fee that is charged to Investor Class shares. Had these been reflected, the performance shown would have been lower.

Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Emerging Markets Portfolio - Investor Class

The best calendar quarter return during the period shown above was 32.85% in the 2nd quarter of 2009; the worst was -27.99% in the 4th quarter of 2008. The year-to-date performance through September 30, 2011 was -22.53%.

Average Annual Total Returns (%) (for the periods ended December 31, 2010)
Average Annual Total Returns - Investor Harding Loevner Emerging Markets Portfolio		1-Year	5-Year	10-Year
Advisor Class		20.98%	10.53%	15.95%
Advisor Class Return After Taxes on Distributions	[1]	20.85%	10.33%	15.83%
Advisor Class Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	13.67%	9.28%	14.59%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		18.80%	12.76%	15.88%
Lipper Emerging Markets Fund Index		20.10%	11.24%	15.16%
[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.